Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Strengthening percentage	10.00%	10.00%
Nominal Value of Option Transaction | ₺		₺ 1,440,541	₺ 927,328
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing Hedging Instrument For Currency Risk | €	€ 145,105
Nominal Value of Option Transaction | $				$ 129,825
Debt securities issued in 2015 [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of debt securities issued		2,380,855	3,058,366	500,000
Debt securities issued in 2018 [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of debt securities issued		₺ 2,329,011	₺ 2,961,300	$ 500,000